Segment Reporting (Details) - Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements [Abstract]
Total segment operating profits	R 699,125	R 726,562	R 630,922
IPO costs	(10,288)	(25,570)
Finance income	6,083	4,358	2,592
Finance cost	(12,331)	(9,302)	(16,831)
Fair value changes to derivative assets	(506)
Consolidated profit before taxation	R 682,083	R 696,048	R 616,683